Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Retained Earnings / Accumulated Deficit [Member]	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Preferred Stock [Member] Series B Preferred Shares [Member]	Additional Paid in Capital [Member]
Balance at Dec. 31, 2012	$ 366,588	$ 13,723	$ 549			$ 352,316
Balance, shares at Dec. 31, 2012			54,887,820
Restricted Stock Units (note 13)	360					360
Shares issued, shares (notes 11, 13)				32,070
Net income for the year	32,518	32,518
Balance at Dec. 31, 2013	399,466	46,241	$ 549			352,676
Balance, shares at Dec. 31, 2013			54,919,890
Restricted Stock Units (note 13)	177					177
Shares issued (notes 11, 13)	35,000					35,000
Shares issued, shares (notes 11, 13)				27,550	14,000
Series B Preferred Shares issue expenses (note 11)	(1,503)					(1,503)
Net income for the year	6,110	6,110
Series B Preferred Shares dividend (note 11)	(1,114)	(1,114)
Balance at Dec. 31, 2014	438,136	51,237	$ 549			386,350
Balance, shares at Dec. 31, 2014			54,947,440		14,000
Restricted Stock Units (note 13)	75					75
Net income for the year	(28,875)	(28,875)
Dividends on Class A Common Shares (note 11)	(9,508)	(9,508)
Series B Preferred Shares dividend (note 11)	(3,062)	(3,062)
Balance at Dec. 31, 2015	$ 396,766	$ 9,792	$ 549			$ 386,425
Balance, shares at Dec. 31, 2015			54,947,440		14,000